INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 23,177,049	$ 19,642,694
Share-based compensation	2,555,382	1,666,221
Lease liabilities	1,933,001	2,767,408
Withholding tax credit carryforwards	1,042,268	1,072,899
Advertising expense carryforwards	961,816	973,640
Accrued expenses	479,475	415,472
Financial instruments held, at fair value	425,174	184,822
Allowance for doubtful accounts	331,043	242,233
Long-term investments	140,847	144,986
Total deferred tax assets	31,046,055	27,110,375
Less: valuation allowance	18,262,801	11,307,489	$ 5,224,095	$ 4,000,159
Deferred tax assets, net of valuation allowance	12,783,254	15,802,886
Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	1,742,996	2,661,362
Financial instruments held, at fair value	1,658,536	290,445
Total deferred tax liabilities	5,190,087	4,740,362
Deferred tax assets, net	10,990,998	13,122,272
Deferred tax liabilities, net	$ 3,397,831	$ 2,059,748